Equity (Share-based Payments to Employees, Non-marketable Options, Movement) (Details) - Non Marketable Options [Member] - Share Share in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance as at start of year	15	12
Granted during the year		12
Forfeited during the year		(2)
Exercised during the year	(1)	(7)
Balance as at end of year	14	15